UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22494

Ramius IDF LLC

 (Exact name of registrant as specified in charter)

Ramius IDF LLC
599 Lexington Avenue, 19th Floor
New York, NY 10022

(Address of principal executive offices) (Zip code)

Stuart Davies
Ramius Alternative Solutions LLC
599 Lexington Ave, 19th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212.845.7900

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

There are no voting records to report for the period July 1, 2013 – June 30, 2014.

SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

Registrant    Ramius IDF LLC

By (Signature and Title)*		/s/ Stuart Gallin
Stuart Gallin, Principal Financial Officer

Date	August 19, 2014